Leases Payable and Related Obligations (Details) - Schedule of Leases Payable and Related Obligations - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Leases Payable and Related Obligations [Abstract]
Leases - IFRS 16	R$ 77,456	R$ 55,502
Current net	77,456	55,502
Costs with restoring of sugarcane fields – Parceria IV	75,455	108,566
Leases - IFRS 16	209,149	153,265
Non-current net	284,604	261,831
Total	R$ 362,060	R$ 317,333